Turnover and segment information - Depreciation and amortisation by segment (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Total depreciation and amortisation	£ 2,551	£ 2,294	£ 2,147
Segment depreciation and amortisation
Disclosure of operating segments [line items]
Total depreciation and amortisation	1,475	1,465	1,296
Segment depreciation and amortisation | Commercial Operations
Disclosure of operating segments [line items]
Total depreciation and amortisation	906	893	829
Segment depreciation and amortisation | Research and development
Disclosure of operating segments [line items]
Total depreciation and amortisation	569	572	467
Corporate and other unallocated depreciation and amortisation
Disclosure of operating segments [line items]
Total depreciation and amortisation	74	110	112
Other reconciling items between segment depreciation and amortisation and total depreciation and amortisation
Disclosure of operating segments [line items]
Total depreciation and amortisation	£ 1,002	£ 719	£ 739